PARENT ONLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
PARENT ONLY FINANCIAL INFORMATION
Schedule of condensed financial statements

Condensed Balance Sheets

	As of December 31,
	2022	2023
Assets

Current assets
Cash	760,716	223,533
Restricted cash	20,402	—
Prepaid expenses	9,698	737
Loans and amounts due from subsidiaries and consolidated VIEs, current	—	1,082,359
Other current assets	2,422	3,939
Total current assets	793,238	1,310,568
Non-current assets
Investment, loans and amounts due from subsidiaries and consolidated VIEs, non-current	30,891,361	27,417,363
Other non-current assets	184	73
Total non-current assets	30,891,545	27,417,436
Total assets	31,684,783	28,728,004

Liabilities, Mezzanine Equity and Shareholders’ Equity
Current liabilities
Short-term borrowings	1,045,252	—
Convertible bonds payable, current	2,083,829	—
Accounts payable	1,188	3,810
Accrued expenses and other payables	49,670	134,090
Due to subsidiaries	141,798	197,112
Total current liabilities	3,321,737	335,012
Non-current liabilities
Convertible bonds payable	4,294,985	8,434,766
Total non-current liabilities	4,294,985	8,434,766
Total liabilities	7,616,722	8,769,778

Mezzanine equity
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2022 and 2023; Redemption value of RMB1,047,012 and RMB1,064,766 as of December 31, 2022 and 2023, respectively; Liquidation preference of RMB1,047,012 and RMB1,064,766 as of December 31, 2022 and 2023, respectively)	1,047,012	1,064,766
Total mezzanine equity	1,047,012	1,064,766

Shareholders’ equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 and 3,500,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 1,456,842,655 and 1,480,842,655 Class A ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively; 67,590,336 and 43,590,336 Class B ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively)	516	516
Additional paid-in capital	29,048,598	29,337,095
Accumulated other comprehensive loss	(848,360)	(974,393)
Accumulated deficit	(5,179,705)	(9,469,758)
Total shareholders’ equity	23,021,049	18,893,460

Commitments and contingencies

Total liabilities, mezzanine equity and shareholders’ equity	31,684,783	28,728,004

Condensed Statements of Operations

	Years ended December 31,
	2021	2022	2023

Net revenue	—	13,852	6,776
Cost of revenue	(116,151)	(102,565)	(121,592)
Gross loss	(116,151)	(88,713)	(114,816)

Operating expenses
Selling and marketing expenses	(54,768)	(42,647)	(45,242)
General and administrative expenses	(285,077)	(232,832)	(230,744)
Research and development expenses	(8,096)	(5,294)	(9,546)
Loss from operations	(464,092)	(369,486)	(400,348)

Other income (expenses):
Interest income	25,215	5,593	73,008
Interest expenses	(95,313)	(207,510)	(261,152)
Equity in loss of subsidiaries and consolidated VIEs	(653,251)	(697,277)	(3,700,241)
Others, net	223	(210)	(469)
Loss before income taxes	(1,187,218)	(1,268,890)	(4,289,202)

Income tax expenses	—	—	(851)
Net loss	(1,187,218)	(1,268,890)	(4,290,053)

Condensed Statements of Comprehensive Loss

	Years ended December 31,
	2021	2022	2023

Net loss	(1,187,218)	(1,268,890)	(4,290,053)
Other comprehensive loss:
Foreign currency translation adjustments, net of nil tax	(159,551)	(249,174)	(126,033)

Comprehensive loss	(1,346,769)	(1,518,064)	(4,416,086)

Condensed Statements of Cash Flows

	Years ended December 31,
	2021	2022	2023

Operating activities:
Net cash used in operating activities	(83,019)	(68,391)	(68,805)

Investing activities:
Investment, loans and advances to subsidiaries	(9,935,432)	(6,312,513)	(1,285,317)
Net cash used in investing activities	(9,935,432)	(6,312,513)	(1,285,317)

Financing activities:
Proceeds from short-term borrowings	3,187,850	4,218,790	—
Repayment of short-term borrowings	—	(6,555,105)	(1,042,785)
Payment of issuance cost and commitment cost of debts	(40,645)	(26,465)	(78,989)
Proceeds from exercise of stock options	2,082	—	—
Proceeds from issuance of convertible bonds	—	3,917,036	3,926,667
Repayment of convertible bonds	—	—	(2,128,311)
Payment of redeemable preferred shares dividends	(49,221)	(51,578)	(53,923)
Net cash provided by financing activities	3,100,066	1,502,678	622,659

Effect of exchange rate changes on cash and restricted cash	(160,320)	425,800	173,878

Net decrease in cash and restricted cash	(7,078,705)	(4,452,426)	(557,585)
Cash and restricted cash at beginning of year	12,312,249	5,233,544	781,118

Cash and restricted cash at end of year	5,233,544	781,118	223,533

Supplemental disclosures of cash flow information
Interest paid	38,243	143,847	144,095

Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	11,147	13,719	12,914